INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Taxes Details Narrative
Net operating loss carryforward	$ 2,991,576
Net operating loss carryforward expiry period	through 2034
United states federal tax rate	34.00%
Federal state tax rate	3.60%